Summary Of Restricted Common Shares and Units Transactions (Detail) (Restricted Stock And Units [Member], USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock And Units [Member]
Summary Of Stock Option Activities [Line Items]
Nonvested, Number, Beginning Balance		648,113
Grants in Period		115,732
Vested in Period		(218,811)
Forfeited in Period		(8,810)
Nonvested, Number, Ending Balance		536,224	648,113
Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance		$ 27.00
Grants in Period, Weighted Average Grant Date Fair Value	$ 25.52	$ 41.93	$ 44.20
Vested in Period, Weighted Average Grant Date Fair Value		$ 26.20
Forfeitures, Weighted Average Grant Date Fair Value		$ 38.18
Nonvested, Weighted Average Grant Date Fair Value, Ending Balance		$ 30.37	$ 27.00